SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 10:-	SHAREHOLDERS’ EQUITY

a.	Share capital:

Ordinary Shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

In June 2018, the Company's shareholders approved an increase of the Company's authorized share capital by NIS 1,875,000 and as a result the authorized share capital is equal to NIS 3,000,000 divided into 100,000,000 Ordinary Shares, par value NIS 0.03 each.

In November 2018, the Company entered into agreements with several Israeli institutional investors to purchase 4,545,454 Ordinary shares at price per share of $2.75, for a total consideration of $12,500. Offering costs amounted to $248.

In January 2019, the Company’s shareholders approved the sale of 545,454 Ordinary Shares to the controlling shareholder at a price per share of $2.75, approximately $1,500 in the aggregate.

In January 2020, after balance sheet date, the Company raised in an underwritten public offering of 4,819,052 ordinary shares of the Company at a price of $5.25 per share, for a total consideration of $25,300. Offering costs amounted to approximately $1,800 (refer to Note 15).

b.	Stock option plans:

In April 2015, the Company's Board of Directors adopted the "2015 Share Option Plan" (the "Plan"), which authorized the grant of options to purchase up to an aggregate of 1,500,000 Ordinary Shares to officers, directors, consultants and key employees of the Company and its subsidiaries. Options granted under the Plan expire within a maximum of ten years from adoption of the plan.

In April 2018, the Company granted options to its CEO to purchase a total of 500,000 Ordinary Shares at an exercise price of $2.32 per share. The options will vest as follows: 25% of the options granted will vest in April 2019; and 75% of the options will vest in twelve equal quarterly installments of 6.25% each until April 2022. These options will be exercisable for 48 months following the date of vesting.

On June 7, 2018, the Company’s shareholders approved the U.S. Taxpayers Appendix to its 2015 Share Option Plan and to reserve 1,000,000 of our Ordinary Shares for issuance thereunder. On August 15, 2018, the Company’s Board of Directors approved an increase in the framework of the Plan to 3,750,000 options.

On August 15 and 23, 2018, the Company granted options to its officers and employees to purchase a total of 732,500 and 35,000 Ordinary Shares, respectively, at exercise prices of $2.93 and $2.81 per share, respectively. The options will vest as follows: 25% will vest in August 2019; and 75% will vest in twelve equal quarterly installments of 6.25% each until August 2022. These options will be exercisable for 48 months following the date of vesting.

In November 2018, the Company granted options to one of its officers to purchase a total of 217,500 Ordinary Shares at an exercise price of $2.81 per share. The options will vest as follows: 25% will vest in November 2019; and 75% will vest in twelve equal quarterly installments of 6.25% each until November 2022. These options will be exercisable for 48 months following the date of vesting.

In January 2019, the Company granted options to its employees to purchase a total of 60,000 Ordinary Shares at an exercise price range $2.76 - $2.85 per share. The options will vest as follows: 25% will vest in January 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until January 2023. These options will be exercisable for 48 months following the date of vesting.

In March 2019, the Company granted options to its officers and employees to purchase a total of 75,000 Ordinary Shares at an exercise price of $2.73 per share. The options will vest as follows: 25% will vest in March 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until March 2023. These options will be exercisable for 48 months following the date of vesting.

In May 2019, the Company granted options to one of its employees to purchase a total of 7,500 Ordinary Shares at an exercise price of $3.11 per share. The options will vest as follows: 25% will vest in May 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until May 2023. These options will be exercisable for 48 months following the date of vesting.

In August 2019, the Company granted options to its officers and employees to purchase a total of 100,000 and 50,000 Ordinary Shares at an exercise price of $3.64 and 4.87 per share. The options will vest as follows: 25% will vest in August 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until August 2023. These options will be exercisable for 48 months following the date of vesting.

In September 2019, the Company granted options to employees to purchase a total of 15,000 Ordinary Shares at an exercise price between $3.99 to $4.40 per share. The options will vest as follows: 25% will vest in September 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until September 2023. These options will be exercisable for 48 months following the date of vesting.

In September 2019, the Company granted options to one of its officers to purchase a total of 30,000 Ordinary Shares at an exercise price of $4.83 per share. The options will vest as follows: 25% will vest in September 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until September 2023. These options will be exercisable for 48 months following the date of vesting.

In November 2019, the Company granted options to one of its employees to purchase a total of 17,500 Ordinary Shares at an exercise price of $5.25 per share. The options will vest as follows: 25% will vest in November 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until November 2023. These options will be exercisable for 48 months following the date of vesting.

In December 2019, the Company granted options to officers and employees to purchase a total of 70,000 Ordinary Shares at an exercise price of $5.24 per share. The options will vest as follows: 25% will vest in December 2020; and 75% will vest in twelve equal quarterly installments of 6.25% each until December 2023. These options will be exercisable for 48 months following the date of vesting.

As of December 31, 2019, options to purchase 475,687 Ordinary Shares are available for future grant under the Plan.

A summary of the Company’s activity for options granted to employees and directors under the Plan is as follows:

	Twelve months ended December 31, 2019
	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate Intrinsic Value Price

Outstanding at the beginning of the period	3,229,375	$2.25	8.82	$1.617
Granted	470,000	4.08	-	-
Exercised	(505,000)	1.08	-	-
Forfeited	(83,437)	2.93

Outstanding at the end of the period	3,110,938	2.76	8.23	7,579

Exercisable	1,067,344	$2.49	7.86	$2,885

Aggregate intrinsic value of exercisable options (the difference between the closing share price of the Company’s Ordinary Shares on the last trading day in the period and the exercise price, multiplied by the number of in-the-money options) represents the amount that would have been received by the employees and directors option holders had all option holders exercised their options on December 31, 2019. This amount changes based on the fair market value of the Company’s Ordinary share.

As of December 31, 2019, unrecognized compensation expenses related to employees and directors stock options to be recognized over an average time of approximately 4 years is approximately $3,089.

During the twelve months period ended December 31, 2019, the Company recognized compensation expenses related to employees and service providers stock option in the amount of $1,148, as follows:

	Year ended December 31,
	2019	2018

Research and Development	$243	$97
Cost of revenues	$134	$107
Marketing and selling	$57	$123
General and administrative	$714	$571
	$1,148	$898

c.	Warrants:

On May 18, 2016, the Company issued Warrants to the Investor (see Note 1c) to purchase: (i) 4,255,319 additional Ordinary shares at an exercise price per Ordinary share of $0.47 (having an aggregate exercise price of $2,000), exercisable for a period of 24 months following the date of the Initial Investment and (ii) 3,636,363 Ordinary shares at an exercise price per Ordinary share of $0.55 (having an aggregate exercise price of $2,000), exercisable for a period of 48 months following the date of the Initial Investment. During 2016, the Investor exercised Warrants to purchase 2,659,575 Ordinary shares at an exercise price per share of $0.47 for an aggregate total consideration of $1,250. During 2017, the Investor exercised Warrants to purchase 1,595,744 Ordinary shares at an exercise price per share of $0.47 for an aggregate total consideration of $750, and an additional 2,181,818 Ordinary shares at an exercise price per share of $0.55 for an aggregate total consideration of $1,200. In January 2018, the Investor exercised Warrants to purchase an additional 1,454,545 Ordinary shares at an exercise price per share of $0.55 in consideration of $800.
On May 18, 2016, as part of the investment transaction, the Company issued to a consultant 510,638 Warrants to purchase Ordinary shares at an exercise price per Ordinary share of $0.47, exercisable for a period of 18 months following the date of the Initial Investment. During 2016, the consultant exercised Warrants to purchase 106,383 Ordinary shares at an exercise price per share of $0.47, for an aggregate total consideration of $50. During 2017, the consultant exercised Warrants to purchase 404,255 Ordinary Shares at an exercise price per share of $0.47, for an aggregate total consideration of $190.

As of December 31, 2019, all of the Company’s outstanding Warrants were fully exercised.